Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000007081 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007081 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007081 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007081 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007081 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007081 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007081 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007081 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000007081 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007081 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007081 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007081 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007081 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007082 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007082 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000007082 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007082 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007082 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007082 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000007082 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000007082 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000007082 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007082 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007082 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000007082 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007082 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.00%